Financing Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Financing Arrangements
Summary of debt outstanding

	As of
	September 30,	December 31,
	2014	2013
	(unaudited)	(audited)
Senior Secured Note Payable, due August 2013	$—	$1,562,500
Secured Convertible Notes, due June through August 2014	—	770,000
Notes Payable to Directors and Affiliates	1,300,000	2,350,000
Convertible Notes, due March 2015, interest at 10%	—	575,000
Convertible Term Loans, due December 2016, interest at 10%	2,300,000	500,000
Convertible, Subordinated Notes, due March 2012 interest at 6%	—	112,561
Convertible Subordinated Note, due April 2015 interest at 9%	—	200,000
Series Subordinated Notes, as of September 30, 2014 were due December 2014 Stated interest rate of 12%, effective interest of 38%.	613,808	863,808
Notes Payable, due February 2015, interest at 10%	—	100,000
Notes Payable, due January 2016, interest between 8.25% and 12%	74,486	—
Note Payable, due August 2021, interest 0%	192,000	—
Installment Note Payable — Bank	278,521	137,383
Total	4,758,815	7,171,252
Unamortized discount	(662,283)	(67,327)
Total debt, net	4,096,532	7,103,925
Less: current maturities	1,530,046	3,170,672
Long-term portion	$2,566,486	$3,933,253

	2013	2012

Senior Secured Note Payable, due August 2013	$1,562,500	$1,500,000
Secured Convertible Notes, due June through August 2014	770,000	—
Notes Payable to Directors and Affiliates	2,350,000	2,326,991
Convertible Notes, due March 2015, interest at 10%	575,000	—
Convertible Term Loan, due December 2016, interest at 10%	500,000	—
Convertible, Subordinated Notes, due March 2012 interest at 6%	112,561	312,561
Convertible Subordinated Note, due April 2015	200,000	—
Series Subordinated Notes, as of December 31, 2013 were due from December 2014 through March 2015. Stated interest ranges from 9% to 25%, effective interest ranged from 28% to 261%. The rate at December 31, 2013 was 12%.	863,808	7,066,808
Note Payable, due March 2014, interest at 10%	100,000	—
Convertible Series Notes, due September 2014. Stated interest of 12%, effective interest of 27%.	—	575,000
Installment Note Payable — Bank	137,383	228,920
Long-Term Debt, gross	7,171,252	12,010,280
Unamortized discount	(67,327)	(383,610)
Long-Term Debt, net	$7,103,925	$11,626,670

Maturities of long term debt
Three months ended December 31, 2014	$375,881
2015	1,154,165
2016	2,374,486
2017	—
2018	—
2019	—
Thereafter	192,000
$4,096,532

2014	$3,170,672
2015	3,433,253
2016	500,000

$7,103,925